SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Right-of-use assets		$ 146,912
Liability accretion	12,346
Lease payments	(113,638)
Current lease liabilities		77,069
Long-term lease liabilities		81,456
Office Premises [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets		146,912
Beginning balance	158,525	244,906
Addition
Liability accretion	12,346	24,221
Lease payments	(113,638)	(110,602)
Termination of lease	(57,233)
Ending balance		158,525
Current lease liabilities		77,069
Long-term lease liabilities		$ 81,456
Weighted-average remaining lease term (in years)		2 years 2 months 1 day
Weighted-average discount rate		12.00%